FolioBeyond Alternative Income and Interest Rate Hedge ETF
Schedule of Investments
as of April 30, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 99.6%	Par	Value
Federal Home Loan Mortgage Corporation REMICS
Series 4591, Class QI, 3.50%, 04/15/2046	$2,893,934	$447,724
Series 4912, Class PI, 4.00%, 06/25/2049	1,081,948	218,271
Series 4998, Class GI, 4.00%, 08/25/2050	2,095,258	436,243
Series 5018, Class IN, 5.50%, 10/25/2050	3,745,273	1,019,185
Series 5023, Class IB, 4.50%, 10/25/2050	3,922,170	860,116
Series 5070, Class IH, 3.50%, 02/25/2051	4,395,835	873,251
Series 5086, Class BI, 3.00%, 03/25/2051	3,895,148	651,419
Series 5094, Class CI, 3.50%, 04/25/2036	5,098,600	522,414
Series 5100, Class GI, 2.50%, 05/25/2051	7,326,723	1,133,942
Series 5102, Class MI, 4.50%, 04/25/2051	7,650,200	1,778,553
Series 5115, Class IK, 4.50%, 12/25/2050	5,082,421	1,313,809
Series 5145, Class IH, 3.00%, 09/25/2051	1,842,730	304,132
Series 5159, Class BI, 3.00%, 03/25/2050	1,260,795	214,350
Series 5162, Class CI, 3.00%, 11/25/2050	11,966,913	2,010,484
Series 5169, Class IY, 4.00%, 01/25/2049	5,297,456	1,135,817
Series 5205, Class PI, 3.00%, 03/25/2052	10,421,185	1,161,408
Series 5227, Class BI, 3.50%, 08/25/2048	3,410,784	474,408
Series 5228, Class DI, 4.50%, 01/25/2046	7,775,958	1,215,613
Series 5236, Class UI, 4.00%, 12/15/2047	11,779,727	1,880,936
Series 5267, Class GI, 5.00%, 07/25/2047	3,209,234	485,860
Series 5274, Class PI, 5.50%, 02/25/2044	2,971,601	541,695
Federal Home Loan Mortgage Corporation Strips, Series 363, Class C18, Pool S1-5439, 4.50%, 09/15/2048	2,456,588	487,286
Federal National Mortgage Association REMICS
Series 2018-1, Class IY, 4.50%, 02/25/2048	4,141,074	955,905
Series 2018-56, Class IO, 4.00%, 08/25/2048	1,703,398	351,693
Series 2020-20, Class GI, 3.50%, 04/25/2050	2,387,219	430,915
Series 2020-44, Class AI, 4.00%, 07/25/2050	1,964,646	404,030
Series 2020-78, Class KI, 4.00%, 07/25/2049	7,666,200	1,545,571
Series 2020-8, Class CI, 3.50%, 02/25/2050	1,635,021	288,831
Series 2021-17, Class IG, 4.00%, 02/25/2051	1,524,077	325,660
Series 2021-26, Class EI, 3.50%, 05/25/2041	1,144,541	155,314
Series 2021-30, Class NI, 4.50%, 03/25/2048	3,738,938	581,513
Series 2021-36, Class HI, 3.50%, 06/25/2051	3,698,183	730,177
Series 2021-73, Class EI, 3.50%, 11/25/2051	1,062,468	196,078
Series 2021-79, Class LI, 3.00%, 11/25/2051	3,086,589	480,004
Series 2022-87, Class BI, 5.50%, 11/25/2048	1,561,311	251,893
Government National Mortgage Association
Series 11/20/2050, Class IC, 2.50%, 11/20/2050	5,220,144	303,550
Series 2019-151, Class DI, 3.50%, 11/20/2048	4,640,900	744,970
Series 2020-1, Class PI, 4.50%, 01/20/2050(b)	8,561,738	1,812,092
Series 2020-104, Class PI, 4.00%, 12/20/2049	3,216,092	552,393
Series 2020-151, Class QI, 4.50%, 10/20/2050	8,370,989	1,798,669
Series 2020-167, Class EI, 4.50%, 02/20/2049	3,757,945	789,402
Series 2020-167, Class ID, 4.00%, 11/20/2050	7,890,365	1,542,513
Series 2020-17, Class BI, 5.00%, 02/20/2050	602,502	131,552
Series 2020-191, Class UE, 4.00%, 12/20/2050	952,142	192,572
Series 2020-51, Class EI, 4.50%, 01/20/2050	3,712,295	757,412
Series 2021-161, Class IC, 4.50%, 09/20/2051	2,260,402	373,589
Series 2021-161, Class XI, 3.50%, 09/20/2051	2,385,347	449,694
Series 2021-58, Class EI, 3.50%, 04/20/2051(b)	4,714,683	844,293
Series 2022-218, Class EI, 5.50%, 12/20/2050	9,980,456	1,961,697
Series 2022-34, Class TI, 3.50%, 06/20/2049	5,735,427	934,454
Series 2022-6, Class PI, 3.50%, 01/20/2052	20,388,054	3,191,021
Series 2022-61, Class GI, 3.00%, 11/20/2046	13,673,821	1,814,110
Series 2022-65, Class HI, 4.00%, 01/20/2050	5,405,551	844,343
Series 2022-81, Class GI, 3.50%, 03/20/2052	42,346,546	5,421,424
Series 2022-90, Class QI, 4.00%, 11/20/2047	6,034,424	610,387
Series 2023-18, Class IB, 5.00%, 02/20/2053	14,943,378	3,400,782
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,623,249)		54,335,419

SHORT-TERM INVESTMENTS - 0.0%(c)	Shares
Money Market Funds - 0.0%(c)
First American Government Obligations Fund - Class X, 5.23%(d)	487	487
TOTAL SHORT-TERM INVESTMENTS (Cost $487)		487

TOTAL INVESTMENTS - 99.6% (Cost $45,623,736)		$54,335,906
Other Assets in Excess of Liabilities - 0.4%		215,198
TOTAL NET ASSETS - 100.0%		$54,551,104

Percentages are stated as a percent of net assets.

(a)	Interest only security.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The total value of assets committed as collateral as of April 30, 2024 is $2,656,385.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

FolioBeyond Alternative Income and Interest Rate Hedge ETF
Schedule of Open Reverse Repurchase Agreements
as of April 30, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX	6.35%	4/2/2024	6/10/2024	$676,000	$(676,000)
				$676,000	$(676,000)

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

FolioBeyond Alternative Income and Interest Rate Hedge ETF

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$–	$54,335,419	$–	$54,335,419
Money Market Funds	487	–	–	487
Total Assets	$487	$54,335,419	$–	$54,335,906

Liabilities:
Reverse Repurchase Agreements	$–	$(676,000)	$–	$(676,000)
Total Liabilities	$–	$(676,000)	$–	$(676,000)